Discontinued Operations - Summary of Activity of Discontinued Operations (Details) - Discontinued Operations - USD ($) $ in Thousands	3 Months Ended				6 Months Ended		9 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cost of services	$ 22	$ 62	$ 2	$ (6)	$ 75	$ 31	$ 97	$ 33
Net loss	$ (22)	$ (62)	$ (2)	$ 6	$ (75)	$ (31)	$ (97)	$ (33)